OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.0%
	EQUITY - 28.9%
29,500	Avantis International Small Cap Value ETF	$ 2,338,760
7,154	Consumer Staples Select Sector SPDR Fund	579,259
70,600	Dimensional International Small Cap Value ETF	2,323,446
53,100	Dimensional International Value ETF	2,274,273
25,800	First Trust Utilities AlphaDEX Fund	1,093,404
28,900	Global X MLP & Energy Infrastructure ETF	1,810,874
42,300	iShares Latin America 40 ETF(a)	1,108,683
43,100	iShares MSCI Australia ETF(a)	1,134,392
39,300	iShares MSCI Brazil ETF(a)	1,133,805
25,800	iShares MSCI Canada ETF(a)	1,191,960
15,500	iShares MSCI EAFE ETF	1,385,545
25,900	iShares MSCI EAFE Min Vol Factor ETF	2,177,154
47,200	iShares MSCI EAFE Value ETF(a)	2,996,256
26,800	iShares MSCI Germany ETF	1,133,908
63,100	iShares MSCI International Momentum Factor ETF	2,883,039
24,000	iShares MSCI Italy ETF(a)	1,155,360
14,700	iShares MSCI Japan ETF	1,102,059
46,700	iShares MSCI Pacific ex Japan ETF	2,305,579
6,900	iShares U.S. Aerospace & Defense ETF(a)	1,301,616
37,200	iShares US Consumer Goods ETF(a)	2,621,856
176,400	SPDR Portfolio S&P 500 ETF	12,822,516
29,200	Vanguard FTSE Emerging Markets ETF	1,444,232
11,000	Vanguard Mid-Cap Growth ETF(a)	3,128,290
		51,446,266
	FIXED INCOME - 30.1%
93,900	Eldridge BBB-B CLO ETF	2,510,886
54,000	First Trust Senior Loan ETF	2,478,060
552,200	Invesco Senior Loan ETF	11,552,024
20,586	iShares CMBS ETF	1,002,950
60,300	iShares Floating Rate Bond ETF	3,076,506
92,500	iShares J.P. Morgan EM High Yield Bond ETF(a)	3,604,725
39,300	iShares JP Morgan EM Corporate Bond ETF(a)	1,785,792
94,200	PIMCO Multi Sector Bond Active ETF	2,500,068
54,500	SPDR Blackstone Senior Loan ETF	2,266,655

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.0% (Continued)
	FIXED INCOME - 30.1% (Continued)
11,600	Vanguard Intermediate-Term Corporate Bond ETF	$ 961,872
168,300	Vanguard Total Bond Market ETF	12,391,929
124,100	Vanguard Total International Bond ETF	6,144,191
155,200	Virtus InfraCap U.S. Preferred Stock ETF	3,232,816
		53,508,474

	TOTAL EXCHANGE-TRADED FUNDS (Cost $100,651,632)	104,954,740

	OPEN END FUNDS — 40.8%
	ALTERNATIVE - 0.8%
83,626	DoubleLine Flexible Income Fund, Class I	730,887
68,761	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	635,354
		1,366,241
	EQUITY - 0.7%
66,789	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	1,224,914
319	Thornburg Investment Income Builder Fund, Class I	9,644
		1,234,558
	FIXED INCOME - 39.3%
113	American Century High Income Fund, Class I	987
675	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	3,870
518	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,658
127	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,234
171	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,738
70,461	CrossingBridge Low Duration High Income Fund, Institutional Class	685,909
113,175	Dodge & Cox Global Bond Fund, Class I	1,260,766
54,824	DoubleLine Low Duration Emerging Markets Fixed, Class I	530,151
555	First Eagle Funds - First Eagle High Income Fund, Class I	4,577
244,280	Holbrook Structured Income Fund, Class I	2,389,060
729,877	JPMorgan Income Fund, Class I	6,269,644
610,561	JPMorgan Mortgage-Backed Securities Fund, Class I	6,258,247
1,407	Medalist Partners MBS Total Return Fund, Institutional Class	12,145
195	Metropolitan West Total Return Bond Fund, Class I	1,773
314	Nuveen Bond Index Fund, Institutional Class	3,043
238	Nuveen High Yield Municipal Bond Fund, Class I	3,335

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 40.8% (Continued)
	FIXED INCOME - 39.3% (Continued)
120	Nuveen Preferred Securities Fund, Class I	$ 1,889
166	Nuveen Short Duration High Yield Municipal Bond, Class I	1,564
184	Nuveen Strategic Income Fund, Class I	1,818
421,194	PIMCO Global Bond Opportunities Fund U.S., Institutional Class	4,106,644
1,961,771	PIMCO Income Fund, Institutional Class, Institutional Class	21,128,268
755,422	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,508,892
728,644	PIMCO International Bond Fund Unhedged, Institutional Class	5,836,436
824	PIMCO Investment Grade Credit Bond Fund, Institutional Class	7,492
164	PIMCO Total Return Fund, Institutional Class	1,425
409,556	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3,800,676
110,889	RiverPark Strategic Income Fund, Institutional Class	961,827
148	TCW Emerging Markets Income Fund, Class I	984
1	TCW Emerging Markets Local Currency Income Fund, Class I	9
1	TCW Securitized Bond Fund, Class I	9
808,338	Thornburg Strategic Income Fund, Class I	9,295,885
		70,082,955

	TOTAL OPEN END FUNDS (Cost $71,409,107)	72,683,754

OCEAN PARK TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2%
	COLLATERAL FOR SECURITIES LOANED - 7.9%
14,134,839	First American Government Obligations Fund, Class X, 4.25% (b)(c) (Cost $14,134,839)	$ 14,134,839

	MONEY MARKET FUND - 0.3%
503,931	First American Government Obligations Fund, Class X, 4.25% (c) (Cost $503,931)	503,931

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,638,770)	14,638,770

	TOTAL INVESTMENTS - 108.0% (Cost $186,699,509)	$ 192,277,264
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0)%	(14,261,213)
	NET ASSETS - 100.0%	$ 178,016,051

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage-Backed Securities
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $13,904,032, as of June 30, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $14,134,839 at June 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.